Mortgage Servicing Assets (Tables)	12 Months Ended
Dec. 31, 2017
Mortgage Banking [Abstract]
Summary of Mortgage Servicing Rights

A summary of mortgage servicing rights follows:

	2017	2016	2015
	(dollars in thousands)
Beginning of year mortgage servicing rights:	$2,271	$2,040	$2,072
Amounts capitalized	587	982	657
Amortization	(733)	(751)	(689)
Impairment	—	—	—
End of year	$2,125	$2,271	$2,040

Estimated Amortization Expense	Amortization expense is estimated as follows:
Year ending December 31,
(dollars in thousands)
2018	$501
2019	434
2020	367
2021	300
2022	232
Thereafter	291
Total	$2,125

Key Assumptions Used to Value Mortgage Servicing Rights

The key assumptions used to value mortgage servicing rights were as follows:

	2017	2016
Weighted average remaining life	264 months	262 months
Weighted average discount rate	13%	14%
Weighted average coupon	3.94%	3.89%
Weighted average prepayment speed	150%	145%